SEGMENT INFORMATION	12 Months Ended
Apr. 30, 2012
SEGMENT INFORMATION

NOTE 25.  SEGMENT INFORMATION

The Company reports its operations primarily through the following reportable operating segments: coal mining, coal wholesaling, coking coal washing revenue. The Company’s chief operating decision maker uses operating income as the primary measure of segment profit and loss.

	For the years ended April 30

Total Revenues (including intersegment sales)	2012	2011	2010
Coal mining revenue	$37,902,310	43,175,968	40,896,394
Coal wholesale revenue	20,645,391	32,207,744	16,190,761
Coking revenue	21,992,807	28,420,113	13,380,737
Coal washing revenue	69,563,891	62,405,122	18,318,548
	$150,104,399	166,208,947	88,786,439

Discontinued operations:
Coal mining revenue	$4,332,599	25,602,904	14,915,344
Coal washing revenue	7,871,665	53,430,652	8,966,631
	$12,204,264	79,033,556	23,881,975

Total revenue	$162,308,663	245,242,503	112,668,414

Intersegment revenues	2012	2011*	2010*
Coal mining revenue	$-	-	-
Coal wholesale revenue	1,146,851	-	-
Coking revenue	-	-	-
Coal washing revenue	5,399,633
	$6,546,484	-	-

Discontinued operations:
Coal mining revenue	$-	-	-
Coal washing revenue	3,592,332	21,391,398	3,450,576
	$3,592,332	21,391,398	3,450,576

Total intersegment revenue	$10,138,816	21,391,398	3,450,576

Operating income	2012	2011*	2010*
Coal mining revenue	$20,837,333	28,391,236	31,265,523
Coal wholesale revenue	2,189,538	3,117,810	1,739,602
Coking revenue	6,286,062	5,968,074	1,569,764
Coal washing revenue	5,641,529	3,099,907	1,365,779
Less intersegment revenues	(11,226,541)	(12,647,239)	(5,474,184)
	$23,727,921	27,929,788	30,466,484

Discontinued operations:
Coal mining revenue	$345,563	15,215,566	7,406,540
Coal washing revenue	203,457	5,847,432	4,452,577
	$549,020	21,062,998	11,859,117

Total operating income	$24,276,941	48,992,786	42,325,601

Net revenues	2012	2011*	2010*
Coal mining revenue	$37,902,310	43,175,968	40,896,394
Coal wholesale revenue	20,645,391	32,207,744	16,190,761
Coking revenue	21,992,807	28,420,113	13,380,737
Coal washing revenue	69,563,891	62,405,122	18,318,548
Less intersegment revenues	(6,546,484)	(21,391,398)	(3,450,576)
	$143,557,915	144,817,549	85,335,863

Discontinued operations:
Coal mining revenue	$4,332,599	25,602,904	14,915,344
Coal washing revenue	4,279,332	53,430,652	8,966,631
	$8,611,931	79,033,556	23,881,975

Total net revenue	$152,169,846	223,851,105	109,217,838

Net income attributable to L&L	2012	2011*	2010*
Coal mining	$14,333,836	21,804,563	23,263,115
Coal wholesale	1,568,813	2,160,436	1,327,310
Coking	2,535,018	2,879,286	1,170,982
Coal washing	8,335,755	6,649,483	1,760,358
Parent Company	(13,838,391)	(12,467,052)	(3,526,675)
	$12,935,031	21,026,717	23,995,089

Discontinued operations:
Coal mining	$244,798	11,380,874	5,566,312
Coal washing	144,130	4,372,219	3,346,290
	$388,928	15,753,092	8,912,603

Total net income attributable to L&L	$13,323,959	36,779,809	32,907,692

Depreciation and amortization expense	2012	2011*	2010*
Coal mining	$3,547,605	3,454,425	737,807
Coal wholesale	60,004	56,462	24,607
Coking	329,386	294,285	143,708
Coal washing	565,081	563,751	47,205
Parent Company	280,950	295,996	45,995
	$4,783,025	4,664,919	999,322

Discontinued operations:
Coal mining	$1,278,813	1,015,881	21,106
Coal washing	710,197	160,273	12,688
	$1,989,010	1,176,154	33,794

Total depreciation and amortization expense	$6,772,035	5,841,073	1,033,116

Capital expenditure	2012	2011*	2010*
Coal mining revenue	$494,982	1,035,210	8,789,404
Coal wholesale revenue	-	171,306	752,569
Coking revenue	19.076	101,336	679,096
Coal washing revenue	51,116	271,539	590,850
Parent Company	56,261	2,206,791	2,368,186
	$621,435	3,786,182	13,180,105

Discontinued operations:
Coal mining	$183,397	305,044	3,204,143
Coal washing	107,978	117,231	1,926,229
	$291,375	422,275	5,130,372

Total capital expenditure	$912,810	4,208, 457	18,310,477

Total assets	2012	2011	2010
Coal mining	$172,732,033	152,223,697	95,128,900
Coal wholesale	19,375,449	16,413,902	13,678,836
Coal coking	11,615,194	9,333,559	6,969,256
Coal washing	33,011,004	34,601,086	17,958,153
Parent Company (intercompany)	39,823,859	14,780,079	(5,130,621)
	$276,557,539	227,352,323	128,604,524

* Restated for discontinued operations